Document and Entity Information	0 Months Ended
Apr. 16, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 16, 2014
Registrant Name	UBS RMA MONEY FUND INC
Central Index Key	0000703876
Amendment Flag	false
Document Creation Date	Apr. 16, 2014
Document Effective Date	Apr. 16, 2014
Prospectus Date	Aug. 29, 2013